Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	$ 1,036	$ 182,785	$ (7,428)	$ 19,825	$ 423	$ 196,641
Beginning balance, Shares at Dec. 31, 2016	44,355,770
Exercise of stock options	$ 4	582				586
Exercise of stock options, Shares	132,808
Stock-based compensation		78				78
Redeemable non-controlling interests reclassification to non-controlling interests					2,440	2,440
Dividend				(9,554)	(571)	(10,125)
Other comprehensive income (loss)			7,511		54	7,565
Net income				15,442	936	16,378
Ending balance at Dec. 31, 2017	$ 1,040	183,445	83	25,713	3,282	213,563
Ending balance, Shares at Dec. 31, 2017	44,488,578
Exercise of stock options		2				2
Exercise of stock options, Shares	625
Stock-based compensation		8				8
Accretion of redeemable non-controlling interests				(235)		(235)
Dividend				(5,783)		(5,783)
Other comprehensive income (loss)			(4,295)		(195)	(4,490)
Net income				10,298	873	11,171
Ending balance at Jun. 30, 2018	$ 1,040	$ 183,455	$ (4,212)	$ 29,993	$ 3,960	$ 214,236
Ending balance, Shares at Jun. 30, 2018	44,489,203